Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 69,333	$ 175,284
Add: accumulated depreciation written-off during the year	2,277,835
Opening accumulated depreciation and impairment losses	(3,266,891)	(3,110,643)
Closing accumulated depreciation and impairment losses	(1,054,204)	(3,266,891)
Less: depreciation expense charged	(65,148)	(156,248)
Closing net carrying amount	42,285	69,333
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	3,336,224	3,285,926
Less: cost written-off during the year	(2,277,835)
Add: additions during the year	38,100	50,297
Closing net carrying amount	1,096,489	3,336,224
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	40,512	1,451,389
Less: cost written-off during the year	(1,047,515)
Add: additions during the year	22,827
Less: accumulated depreciation	(1,453,365)	(1,410,877)
Add: accumulated depreciation written-off during the year	1,047,515
Closing net carrying amount	20,851	40,512
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	657,265	609,551
Add: additions during the year	15,273	47,714
Less: accumulated depreciation	(651,104)	(628,868)
Less: depreciation expense charged		(66,416)
Closing net carrying amount	21,434	657,265
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount		167,564
Less: cost written-off during the year	(167,564)
Less: accumulated depreciation	(167,564)	(167,564)
Add: accumulated depreciation written-off during the year	167,564
Closing net carrying amount
Equipment Under Hire Purchase [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount		594,626
Less: accumulated depreciation	(594,626)	(594,626)
Closing net carrying amount
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	424	462,797
Less: cost written-off during the year	(465,380)
Add: additions during the year		2,583
Less: accumulated depreciation	(465,380)	(464,956)
Add: accumulated depreciation written-off during the year	465,380
Less: depreciation expense charged		(34,352)
Closing net carrying amount		$ 424